Financial Instruments - Change in liabilities arising from financing activities (Details) £ in Thousands	12 Months Ended
Dec. 31, 2019 GBP (£)
Changes in fair value measurement, liabilities [abstract]
Payment of lease liability - cash	£ (426)
Derivative financial instrument
Changes in fair value measurement, liabilities [abstract]
Beginning balance	2,492
Fair value adjustments - non cash	(1,597)
Ending balance	895
Lease liability
Changes in fair value measurement, liabilities [abstract]
Beginning balance	316
Capitalization of rental leases - non cash	1,061
Payment of lease liability - cash	(426)
Ending balance	£ 951